Expense Example	Apr. 01, 2026 USD ($)
Defiance Gold Enhanced Options Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Defiance Silver Enhanced Options Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Defiance Oil Enhanced Options Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Defiance Treasury Enhanced Options Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315